Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 06, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
— 2023
PAY-VERSUS-PERFORMANCE
TABLE
The following table provides information regarding compensation earned, compensation actually paid, total shareholder
return (“TSR”), net income (loss) from continuing operations and consolidated adjusted property EBITDA, our most important financial measure used in determining compensation during the year ended December 31, 2023 (and the prior years shown in the table) for our named executive officers:

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO (1)	COMPENSATION ACTUALLY PAID TO FIRST PEO (1)	COMPENSATION ACTUALLY PAID TO SECOND PEO (1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (1)	LVS TSR (2)	PEER GROUP TSR (DJ U.S. GAMBLING INDEX) (3)	NET INCOME (LOSS) (4)	CONSOLIDATED ADJUSTED PROPERTY EBITDA (5)

				(i)		(ii)			(in millions)

2023	N/A	$21,937,818	N/A	$12,534,003	$11,315,608	$8,825,639	$73	$76	$1,431	$4,085

2022	N/A	$11,410,263	N/A	$40,267,303	$5,634,384	$14,578,252	$71	$58	$1,357	$732

2021	$5,784,936	$31,204,900	$5,393,584	$8,426,900	$12,095,245	$12,806,858	$56	$78	$(1,276)	$786

2020	$11,344,715	N/A	$11,902,072	N/A	$2,663,400	$3,462,239	$88	$90	$(2,143)	$(48)

(1)
Mr. Adelson passed away on January 11, 2021. Prior to the passing of Mr. Adelson, Mr. Goldstein was appointed as Acting Chairman and Acting CEO on January 7, 2021 and, subsequent to
Mr
. Adelson’s passing, became Chairman and CEO on January 26, 2021. Prior to Mr. Goldstein’s appointment, he served as President and Chief Operating Officer. Our PEOs and
Non-PEO
NEOs for the years shown in the table above were as follows:

•	For 2022 and 2023: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2020: Mr. Adelson served as our PEO and Mr. Goldstein, Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period (determined in accordance with Item 402(v) of SEC Regulation
S-K),
assuming dividend reinvestment, and the difference between the Company’s Common Stock price at the end and the beginning of the measurement period by our Common Stock price at the beginning of the measurement period.

(3)
For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form
10-K
for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020.

(4)
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

(5)	Refer to Annex A, which includes a reconciliation of non-GAAP consolidated adjusted property EBITDA to net income.

The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Robert G. Goldstein
	2023	$21,937,818	$(9,749,944)	$8,289,474	$(5,239,700)	$(2,703,645)	$12,534,003

(ii)	Non-PEO NEOs (Average)
	2023	$11,315,608	$(5,274,972)	$4,901,594	$(923,742)	$(1,192,849)	$8,825,639
Note — the Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards that are granted and vest in the same fiscal year;

—	awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the summary compensation table total for equity awards for our Principal Executive Officer (“PEO”) and our non-PEO
named executive officers
(“non-PEOs”)
are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Company Selected Measure Name		consolidated adjusted property EBITDA
Named Executive Officers, Footnote
•	For 2022 and 2023: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2020: Mr. Adelson served as our PEO and Mr. Goldstein, Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

Peer Group Issuers, Footnote	For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form
10-K
		for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Adjustment To PEO Compensation, Footnote
The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Robert G. Goldstein
	2023	$21,937,818	$(9,749,944)	$8,289,474	$(5,239,700)	$(2,703,645)	$12,534,003

(ii)	Non-PEO NEOs (Average)
	2023	$11,315,608	$(5,274,972)	$4,901,594	$(923,742)	$(1,192,849)	$8,825,639
Note — the Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards that are granted and vest in the same fiscal year;

—	awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the summary compensation table total for equity awards for our Principal Executive Officer (“PEO”) and our non-PEO
named executive officers
(“non-PEOs”)
are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Non-PEO NEO Average Total Compensation Amount		$ 11,315,608	$ 5,634,384	$ 12,095,245		$ 2,663,400
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,825,639	14,578,252	12,806,858		3,462,239
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Robert G. Goldstein
	2023	$21,937,818	$(9,749,944)	$8,289,474	$(5,239,700)	$(2,703,645)	$12,534,003

(ii)	Non-PEO NEOs (Average)
	2023	$11,315,608	$(5,274,972)	$4,901,594	$(923,742)	$(1,192,849)	$8,825,639
Note — the Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards that are granted and vest in the same fiscal year;

—	awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the summary compensation table total for equity awards for our Principal Executive Officer (“PEO”) and our non-PEO
named executive officers
(“non-PEOs”)
are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last four years, as well as (b) the relationship between the compensation actually paid to our named executive officers and our TSR over the same period.
Due to the annual RSU opportunity comprising 52% and 39% of the annual compensation of our CEO and our other named executive officers, respectively, TSR is an appropriate metric against which to evaluate executive performance and compensation. We know from our regular and extensive discussions with key stockholders that this measurement is the one most frequently proposed by investors, for whom the vast majority are themselves measured by the absolute and relative TSR of the companies in which they invest, thereby providing strong alignment of executive leadership incentives.
Our TSR in 2023 reverted to being broadly
in-line
with our peer group following a period of out performance in 2022 (the latter reflecting the recovery of our Singapore business following the impacts of the
COVID-19
pandemic). A similar recovery profile followed in our Macao business during 2023, but global investor sentiment toward stocks with significant exposure to the economy in China declined significantly. A relatively in-line
TSR performance relative to our peer-group (the majority of which have significantly less proportionate exposure to China) should be considered in that context.

*
Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022 and 2023.

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between the compensation actually paid to our named executive officers and our net income (loss) and consolidated adjusted property EBITDA in the annual periods from 2020 to 2023 inclusive. Prior to the impact of the COVID-19 pandemic, the Company produced record consolidated adjusted property EBITDA in 2019 with strong operating results across both Macao and Singapore. In 2020 through 2022, our operating and financial results declined due to the impact of the COVID-19 pandemic with visitation to both Macao and Singapore decreasing due to travel restrictions. This resulted in consolidated net losses from continuing operations, reduced consolidated adjusted property EBITDA figures and lower cash flow from operations for three consecutive years. Our management team continued to make strategic capital investments, which are benefiting our operations in both Macao and Singapore today. Despite worsening conditions in Macao in 2022, our consolidated adjusted property EBITDA began to improve due to a limited recovery in Singapore. We only had consolidated net income in 2022 due to the sale of our Las Vegas operations and assets (see note below). Our consolidated adjusted property EBITDA grew meaningfully in 2023, reflecting improved operating conditions in both our Macao and Singapore operations as our teams were prepared to leverage the luxury amenities put in place to capitalize on the increased visitation due to the COVID-19 pandemic restrictions being eliminated. Net income was positive for the second consecutive year in 2023 and increased slightly year-over-year despite 2022 net income including the result of gains realized on the sale of our Las Vegas operations and assets (see note below).
We believe the compensation actually paid to our named executive officers in 2023 is justified as a result of successfully executing a significant recovery in both our Singapore and Macao businesses, with Singapore exceeding 2019 results and Macao EBITDA being 70% of 2019 results. We also continue to execute our capital expenditure programs in these locations as well as actively pursuing potential development opportunities in other markets.

*
Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022 and 2023.

†
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between the compensation actually paid to our named executive officers and our net income (loss) and consolidated adjusted property EBITDA in the annual periods from 2020 to 2023 inclusive. Prior to the impact of the COVID-19 pandemic, the Company produced record consolidated adjusted property EBITDA in 2019 with strong operating results across both Macao and Singapore. In 2020 through 2022, our operating and financial results declined due to the impact of the COVID-19 pandemic with visitation to both Macao and Singapore decreasing due to travel restrictions. This resulted in consolidated net losses from continuing operations, reduced consolidated adjusted property EBITDA figures and lower cash flow from operations for three consecutive years. Our management team continued to make strategic capital investments, which are benefiting our operations in both Macao and Singapore today. Despite worsening conditions in Macao in 2022, our consolidated adjusted property EBITDA began to improve due to a limited recovery in Singapore. We only had consolidated net income in 2022 due to the sale of our Las Vegas operations and assets (see note below). Our consolidated adjusted property EBITDA grew meaningfully in 2023, reflecting improved operating conditions in both our Macao and Singapore operations as our teams were prepared to leverage the luxury amenities put in place to capitalize on the increased visitation due to the COVID-19 pandemic restrictions being eliminated. Net income was positive for the second consecutive year in 2023 and increased slightly year-over-year despite 2022 net income including the result of gains realized on the sale of our Las Vegas operations and assets (see note below).
We believe the compensation actually paid to our named executive officers in 2023 is justified as a result of successfully executing a significant recovery in both our Singapore and Macao businesses, with Singapore exceeding 2019 results and Macao EBITDA being 70% of 2019 results. We also continue to execute our capital expenditure programs in these locations as well as actively pursuing potential development opportunities in other markets.

*
Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022 and 2023.

†
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

Total Shareholder Return Vs Peer Group
The following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last four years, as well as (b) the relationship between the compensation actually paid to our named executive officers and our TSR over the same period.
Due to the annual RSU opportunity comprising 52% and 39% of the annual compensation of our CEO and our other named executive officers, respectively, TSR is an appropriate metric against which to evaluate executive performance and compensation. We know from our regular and extensive discussions with key stockholders that this measurement is the one most frequently proposed by investors, for whom the vast majority are themselves measured by the absolute and relative TSR of the companies in which they invest, thereby providing strong alignment of executive leadership incentives.
Our TSR in 2023 reverted to being broadly
in-line
with our peer group following a period of out performance in 2022 (the latter reflecting the recovery of our Singapore business following the impacts of the
COVID-19
pandemic). A similar recovery profile followed in our Macao business during 2023, but global investor sentiment toward stocks with significant exposure to the economy in China declined significantly. A relatively in-line
TSR performance relative to our peer-group (the majority of which have significantly less proportionate exposure to China) should be considered in that context.

*
Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022 and 2023.

Tabular List, Table
— MOST IMPORTANT PERFORMANCE MEASURES
The following table lists the most important performance measures that we use to link executive compensation actually paid for our named executive officers during the year ended December 31, 2023 to the Company’s performance:

PERFORMANCE MEASURE	WHY MEASURE IS CONSIDERED IMPORTANT

Consolidated Adjusted Property EBITDA (1)
This metric highlights our profitability, our effectiveness at cost control and the success of our capital allocation decisions as they relate to our mix of business and the resulting operating cash generation. We believe consolidated adjusted property EBITDA is the most relevant metric by which to measure market share in each of our key jurisdictions and is the single most important financial metric by which we measure the effectiveness of our named executive officers.

Liquidity	Maintaining a strong balance sheet and the availability of funds to fulfill our growth and capital investment ambitions is key to our short- and long-term growth.

ESG
ESG leadership is important to the Company and we also recognize the importance of ESG to all of our stakeholders, including stockholders. As such, we believe it is appropriate to ensure we continue to improve our ESG performance by tying elements of named executive officers compensation to measurable ESG goals.

(1)	Refer to Annex A, which includes a reconciliation of non-GAAP consolidated adjusted property EBITDA to net income.

Total Shareholder Return Amount		$ 73	71	56		88
Peer Group Total Shareholder Return Amount		76	58	78		90
Net Income (Loss)		$ 1,431,000,000	$ 1,357,000,000	$ (1,276,000,000)		$ (2,143,000,000)
Company Selected Measure Amount		4,085,000,000	732,000,000	786,000,000		(48,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated Adjusted Property EBITDA
Non-GAAP Measure Description		Refer to Annex A, which includes a reconciliation of non-GAAP consolidated adjusted property EBITDA to net income.
Measure:: 2
Pay vs Performance Disclosure
Name		Liquidity
Measure:: 3
Pay vs Performance Disclosure
Name		ESG
Sheldon G. Adelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,784,936		$ 11,344,715
PEO Actually Paid Compensation Amount				5,393,584		$ 11,902,072
PEO Name	Mr. Adelson					Mr. Adelson
Robert G. Goldstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 21,937,818	$ 11,410,263	31,204,900
PEO Actually Paid Compensation Amount		$ 12,534,003	$ 40,267,303	$ 8,426,900
PEO Name		Mr. Goldstein	Mr. Goldstein		Mr. Goldstein
PEO | Robert G. Goldstein [Member] | Grant Date Fair Value of Equity Awards Included In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,749,944)
PEO | Robert G. Goldstein [Member] | Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,289,474
PEO | Robert G. Goldstein [Member] | Change in Fair Value as of Year end of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,239,700)
PEO | Robert G. Goldstein [Member] | Change in Fair Value as of the Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,703,645)
Non-PEO NEO | Grant Date Fair Value of Equity Awards Included In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,274,972)
Non-PEO NEO | Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,901,594
Non-PEO NEO | Change in Fair Value as of Year end of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(923,742)
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,192,849)